Basis of Preparation And Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Basis of Preparation and Significant Accounting Policies [line items]
Working capital deficit		$ (43,323,000)
Provision for doubtful trade receivables		138,000	$ 47,000
Borrowing costs capitalised		$ 0	0	$ 0
Number of Operating Segments		1
Description of the nature of the benefits provided by the defined benefit plan		If the employees’ remain in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time.
Net defined benefit liability		$ 82,000	78,000
Current portion of long-term borrowings		41,538,000	23,550,000
HSH Nordbank AG and DVB Bank SE
Basis of Preparation and Significant Accounting Policies [line items]
Current portion of long-term borrowings		$ 41,538,000
Vessels
Basis of Preparation and Significant Accounting Policies [line items]
Depreciation method		straight-line basis
Useful life		25 years
Vessels scrap rate	$ 335	$ 250	200	240
Increase / (decrease) in depreciation expense due to changes in scrap rates		$ (86,000)	$ 96,000	$ 91,000
Deferred dry docking costs
Basis of Preparation and Significant Accounting Policies [line items]
Depreciation method		straight-line basis
Useful life		2.5 years